Vanguard Industrials Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	12.27%	10.95%
MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.82%	14.02%	12.64%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.62%	11.78%	10.43%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	9.64%	8.87%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.97%	12.16%	10.86%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.85%	12.16%	10.85%